Commitments, Contingencies and Litigation Settlement (Detail) - USD ($) $ in Millions		1 Months Ended				3 Months Ended
	Mar. 07, 2016	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2013	May 31, 2013	Mar. 31, 2017	Mar. 31, 2016	Mar. 28, 2017	Dec. 31, 2016
Loss Contingencies [Line Items]
Litigation settlement gain						$ 3.3	$ 0.0
TMK IPSCO
Loss Contingencies [Line Items]
Damages awarded	$ 2.2		$ 2.2	$ 5.2
Additional damages sought				$ 3.8
Loss contingency accrual								$ 7.3	$ 7.4
Direct damages sought					$ 10.0
TMK IPSCO | Settled Litigation
Loss Contingencies [Line Items]
Payments for Legal Settlements		$ 4.0